ADDITIONAL INFORMATION ON CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2023
ADDITIONAL INFORMATION ON CASH FLOWS
Schedule of reconciliation of cash flow financing activities

		Cash flows from financing activities		Cash flows from operating activities	Financing activities not involving cash and cash equivalents
	Balance on 12.31.2022	Additions	Write-offs (payments)	Write-offs (payments)	Financial charges, fair value, monetary and exchange rate updates, write-offs and reversals	Additions (cancellations) of leases contracts and supplier financing	Business combination	Interim and unclaimed dividends and interest on equity	Balance on 12.31.2023
Interim dividends and interest on equity	3,187,417	—	(3,832,612)	—	—	—	—	2,893,079	2,247,884
Loans and financing	1,073,090	30,025	(1,056,060)	(34,236)	17,206	—	—	—	30,025
Leases	12,032,603	—	(2,754,909)	(1,481,392)	1,392,570	4,407,167	—	—	13,596,039
Debentures	3,736,833	—	—	(501,765)	486,521	—	—	—	3,721,589
Liabilities for the acquisition of a company	615,299	—	(24,038)	(4,973)	38,070	(561,285)	25,815	—	88,888
5G Licences	1,843,971	—	(616,936)	(31,912)	105,563	—	—	—	1,300,686
Derivative financial instruments	6,118		(107,714)	(7,439)	118,450	—	—	—	9,415
Total	22,495,331	30,025	(8,392,269)	(2,061,717)	2,158,380	3,845,882	25,815	2,893,079	20,994,526

		Cash flows from financing activities		Cash flows from operating activities	Financing activities not involving cash and cash equivalents
	Balance on 12.31.2021	Additions	Write-offs (payments)	Write-offs (payments)	Financial charges, foreign exchange variation	Additions (cancellations) of leases contracts and supplier financing	Business combination	Interim and unclaimed dividends and interest on equity	Balance on 12.31.2022
Interim dividends and interest on equity	4,265,715	—	(5,709,263)	—	—	—	—	4,630,965	3,187,417
Loans and financing	224,610	1,000,000	(224,606)	(23,481)	96,567	—	—	—	1,073,090
Leases	11,230,099	—	(2,940,222)	(1,300,792)	1,292,376	3,162,118	589,024	—	12,032,603
Debentures	1,028,463	3,500,000	(1,000,000)	(39,011)	247,381	—	—	—	3,736,833
Liabilities for the acquisition of a company	—	—	(100,000)	—	39,488	—	675,811	—	615,299
5G Licences	4,450,806	—	(2,721,392)	(168,227)	282,784	—	—	—	1,843,971
Derivative financial instruments	12,676	—	(111,042)	—	104,484	—	—	—	6,118
Total	21,212,369	4,500,000	(12,806,525)	(1,531,511)	2,063,080	3,162,118	1,264,835	4,630,965	22,495,331